Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000149725 | U.S. Treasury Bonds8264561
Holdings [Line Items]
Percent of Total Investments	3.30%
C000149725 | U.S. Treasury Notes8264573
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149725 | U.S. Treasury Bonds8264560
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149725 | U.S. Treasury Bonds8264554
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149725 | U.S. Treasury Notes8264568
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149725 | U.S. Treasury Bonds8264553
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149725 | U.S. Treasury Bonds8264557
Holdings [Line Items]
Percent of Total Investments	1.40%
C000149725 | FNMA8263863
Holdings [Line Items]
Percent of Total Investments	1.30%
C000149725 | FNMA8263908
Holdings [Line Items]
Percent of Total Investments	1.10%
C000149725 | FHLMC8263770
Holdings [Line Items]
Percent of Total Investments	1.00%
C000149725 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149725 | Foreign Government Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000149725 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000149725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149725 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000149725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149725 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000149725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000149725 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000149725 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000149726 | U.S. Treasury Bonds8264561
Holdings [Line Items]
Percent of Total Investments	3.30%
C000149726 | U.S. Treasury Notes8264573
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149726 | U.S. Treasury Bonds8264560
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149726 | U.S. Treasury Bonds8264554
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149726 | U.S. Treasury Notes8264568
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149726 | U.S. Treasury Bonds8264553
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149726 | U.S. Treasury Bonds8264557
Holdings [Line Items]
Percent of Total Investments	1.40%
C000149726 | FNMA8263863
Holdings [Line Items]
Percent of Total Investments	1.30%
C000149726 | FNMA8263908
Holdings [Line Items]
Percent of Total Investments	1.10%
C000149726 | FHLMC8263770
Holdings [Line Items]
Percent of Total Investments	1.00%
C000149726 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149726 | Foreign Government Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000149726 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000149726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149726 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000149726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149726 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000149726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000149726 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000149726 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.10%